Notes and Accounts Receivable, Net - Summary of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	$ 229,755.9	$ 7,476.6	$ 197,586.1
Less: Loss allowance	(331.6)		(347.0)	$ (246.6)	$ (325.3)
Trade receivables [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	222,430.3		193,386.2
Trade receivables [member] | Amortized cost [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	222,761.9		193,733.2
Less: Loss allowance	(331.6)		(347.0)
Trade receivables [member] | FVTOCI [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	$ 7,325.6		$ 4,199.9